Investment Securities - Visa Class B Restricted Shares (Details) - Class B shares - USD ($) $ in Thousands	9 Months Ended	12 Months Ended	96 Months Ended
	Sep. 30, 2016	Dec. 31, 2008	Dec. 31, 2015
Visa
Visa Class B Restricted Shares
Cost of shares owned	$ 0	$ 0
Net gain related to the sale of stock	$ 22,700
Number of shares sold	274,000		0
Shares held	120,000		394,000
Visa
Visa Class B Restricted Shares
Stock received in initial public offering (in shares)		394,000